Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Profit for the year	$ 79,770	$ 49,421	$ 235,467
Other comprehensive income:
Remeasurements of defined benefit pension plans	0	10	684
Unrealized gain on financial assets at fair value through other comprehensive income	9,427	152	152
Income tax related to items that will not be reclassified subsequently	0	1	(107)
Foreign operations - foreign currency translation differences	(632)	(123)	(157)
Other comprehensive income for the year, net of tax	8,795	40	572
Total comprehensive income for the year	88,565	49,461	236,039
Equity attributable to owners of parent
Statement [line items]
Profit for the year	79,755	50,616	236,982
Other comprehensive income:
Remeasurements of defined benefit pension plans	0	8	658
Unrealized gain on financial assets at fair value through other comprehensive income	9,427	152	142
Income tax related to items that will not be reclassified subsequently	0	1	(107)
Foreign operations - foreign currency translation differences	(626)	(123)	(245)
Other comprehensive income for the year, net of tax	8,801	38	448
Total comprehensive income for the year	$ 88,556	$ 50,654	$ 237,430